Investment Income - Summary of Investment Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of investment income [line items]
Interest income	€ 5,426	€ 5,835	€ 5,783
Dividend income	1,609	1,571	1,124
Rental income	114	125	129
Investment income	7,149	7,531	7,035
Fair value interest income	4,688	4,943	4,811
Financial assets impaired [member]
Disclosure of investment income [line items]
Interest income	70	146	€ 160
Aegon N.V [member]
Disclosure of investment income [line items]
Interest income from intercompany loans	16	51
Interest income from derivatives	(6)	(4)
Investment income	€ 10	€ 47